Stock-based Compensation - Schedule of Vested Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares
Number of shares outstanding (in shares)	3,832,424	4,122,910	4,512,952
Granted (in shares)	0	108,288	612,771
Exercised (in shares)	(2,590,274)	(284,642)	(867,024)
Forfeited/expired (in shares)	(13,751)	(114,132)	(135,789)
Number of shares outstanding (in shares)	1,228,399	3,832,424	4,122,910
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, outstanding (in usd per share)	$ 0.73	$ 0.69	$ 0.60
Granted (in usd per share)	0	1.73	1.27
Exercised (in usd per share)	0.62	0.40	0.59
Forfeited/expired (in usd per share)	0.77	1.03	0.96
Weighted average grant date fair value, outstanding (in usd per share)	0.96	0.73	0.69
Weighted Average Exercise Price
Weighted average exercise price, outstanding (in usd per share)	2.16	2.03	1.75
Granted (in usd per share)	0	5.10	3.72
Exercised (in usd per share)	1.84	1.15	1.62
Forfeited/expired (in usd per share)	2.33	2.96	2.73
Weighted average exercise price, outstanding (in usd per share)	$ 2.91	$ 2.16	$ 2.03